SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computers and software | Minimum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	0.15
Computers and software | Maximum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	0.33
Electronic equipment | Minimum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	0.10
Electronic equipment | Maximum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	0.33
Furniture and equipment
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	0.06